Fair Value (Assets Measured At Fair Value On A Nonrecurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date	$ 99.3	$ 152.4
Level 1 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date
Level 2 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date
Level 3 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date	99.3	152.4
Commercial Mortgage Loans [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date	49.2	43.9
Commercial Mortgage Loans [Member] | Level 1 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date
Commercial Mortgage Loans [Member] | Level 2 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date
Commercial Mortgage Loans [Member] | Level 3 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date	49.2	43.9
Real Estate Owned [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date	50.1	108.5
Real Estate Owned [Member] | Level 1 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date
Real Estate Owned [Member] | Level 2 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date
Real Estate Owned [Member] | Level 3 [Member]
Assets measured at fair value on a nonrecurring basis during the period and still held as of the balance sheet date	$ 50.1	$ 108.5